Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Operating revenues(Note 3):
Fixed voice related services	¥ 1,441,383	¥ 1,578,941	¥ 1,712,877
Mobile voice related services	872,062	1,052,622	1,257,490
IP / packet communications services	3,672,157	3,711,866	3,712,766
Sale of telecommunication equipment	996,996	969,664	844,883
System integration	2,691,766	2,275,034	2,009,953
Other	1,420,953	1,337,047	1,162,771
Operating revenues, Total	11,095,317	10,925,174	10,700,740
Operating expenses(Notes 3, 16 and 18):
Cost of services (excluding items shown separately below)	2,434,870	2,360,916	2,303,672
Cost of equipment sold (Note 2) (excluding items shown separately below)	948,903	885,288	864,251
Cost of system integration (excluding items shown separately below)	1,900,319	1,643,988	1,402,259
Depreciation and amortization (Note 9)	1,827,998	1,880,293	1,899,245
Impairment losses (Notes 6, 16)	38,739	5,738	5,416
Selling, general and administrative expenses (Note 18)	2,856,458	2,929,111	2,992,588
Goodwill and other intangible asset impairments (Note 9)	3,464	6,187	31,341
Operating expenses, Total	10,010,751	9,711,521	9,498,772
Operating income	1,084,566	1,213,653	1,201,968
Other income (expenses):
Interest and amortization of bond discounts and issue costs (Note 2)	(44,016)	(47,684)	(54,339)
Interest income	18,398	17,632	17,638
Other, net (Notes 9, 19 and 20)	7,681	110,594	32,380
Nonoperating income (expense), Total	(17,937)	80,542	(4,321)
Income before income taxes and equity in earnings (losses) of affiliated companies	1,066,629	1,294,195	1,197,647
Income tax expense (benefit) (Note 12):
Current	364,845	483,113	461,995
Deferred	32,504	3,433	11,959
Income tax expense (benefit), Total	397,349	486,546	473,954
Income before equity in earnings (losses) of affiliated companies	669,280	807,649	723,693
Equity in earnings (losses) of affiliated companies (Notes 7 and 16)	5,889	(50,792)	(16,093)
Net income	675,169	756,857	707,600
Less-Net income attributable to noncontrolling interests	157,103	171,384	185,668
Net income attributable to NTT	¥ 518,066	¥ 585,473	¥ 521,932
Per share of common stock (Note 14):
Weighted average number of shares outstanding	1,093,680,009	1,149,758,214	1,211,880,769
Net income attributable to NTT	¥ 473.69	¥ 509.21	¥ 430.68
Cash dividends to be paid to shareholders of record date	¥ 180.00	¥ 170.00	¥ 160.00